EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock New York Municipal Bond Fund Investor and Institutional Shares SUMMARY PROSPECTUS | OCTOBER 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Class	Ticker Symbol

Investor A Shares	MENKX
Investor B Shares	MBNKX
Investor C Shares	MFNKX
Institutional Shares	MANKX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus by selecting “All Funds” and clicking on the name of the Fund in the dropdown menu. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated October 28, 2009, are incorporated by reference into this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Overview

Investment Objective

The investment objective of the BlackRock New York Municipal Bond Fund (the “Fund”) is to provide shareholders with income exempt from Federal income tax and New York State and New York City personal income taxes.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 17 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-69 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)	4.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	4.00%[2]	1.00%[3]	None

Redemption Fee (as a percentage of amount of redeemed
or exchanged, only within 30 days)	None	None	None	None

Annual Fund Operating Expense
(expenses that you pay each year as a	Investor A	Investor B	Investor C	Institutional
percentage of the value of your investment)	Shares	Shares	Shares	Shares

Management Fee	0.55%	0.55%	0.55%	0.55%

Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	None

Other Expenses	0.25%	0.25%	0.24%	0.23%
Interest Expense	0.01%	0.01%	0.01%	0.01%
Other	0.24%	0.24%	0.23%	0.22%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.06%	1.31%	1.80%	0.79%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	The CDSC is 4.00% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “How to Choose a Share Class that Best Suits Your Needs — Investor B Shares”) for complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.

[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s annual report, which do not include Acquired Fund Fees and Expenses.

2

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$528	$748	$985	$1,664

Investor B Shares	$533	$715	$918	$1,579

Investor C Shares	$283	$566	$975	$2,116

Institutional Shares	$ 81	$252	$439	$ 978

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Investor B Shares	$133	$415	$718	$1,579

Investor C Shares	$183	$566	$975	$2,116

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its assets in investment grade New York municipal bonds. These may be obligations of a variety of issuers including governmental entities in New York and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. The interest on these obligations may not be exempt from the Federal Alternative Minimum Tax. The Fund expects to maintain an average weighted maturity of greater than ten years.

The Fund’s management team may, when consistent with the Fund’s investment goal, buy or sell derivatives, such as options or futures on a security or an index of securities, interest rate transactions, including swaps, for hedging purposes (including anticipatory hedges) or to enhance income. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The Fund may also invest up to 20% of its assets in non-investment grade bonds (high yield or junk bonds); however, the Fund will not invest in bonds that at the time of purchase are in default or that the Fund’s management team believes will be in default.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Call Risk — Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

  Concentration Risk — Concentration risk is the risk that the fund invests a significant percent of its assets in municipal securities of issuers whose interest is paid solely from revenues of similar projects. This type of concentration exposes the Fund to the legal, governmental and economic risks relating to those projects.

  Credit Risk — Credit risk is the risk that the issuer of a bond will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

3

  Derivatives Risk — Derivatives risks include the possibility that the counterparty may not satisfy its obligations under an instrument, that it may be difficult to sell or otherwise terminate certain derivative instruments in certain circumstances, and that small price movements may be multiplied through derivatives exposure, potentially significantly increasing volatility of the Fund. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

  Junk Bond Risk — Junk bond risk includes heightened risks that issuers may be unable to repay their obligations, the subordination of claims versus other debtholders if an issuer becomes bankrupt, and the lack of liquidity for certain junk bonds.

  Leverage Risk — Leverage risk includes the expenses associated with borrowing, increased volatility of Fund valuation and the possible need to liquidate Fund positions at inopportune times to pay borrowing expenses.

  Liquidity Risk — Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests may go down in value. Selection risk is the risk that the securities selected by Fund management may under-perform the market or other securities selected by other funds. This means you may lose money.

  Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

  State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the State of New York. As a result, the Fund is more exposed to risks affecting issuers of New York municipal securities than is a municipal securities fund that invests more widely.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. New York’s tax revenues are more reliant on the financial sector of the economy than are other states and other regions of the nation. Therefore, the unprecedented decline in profitability since the third quarter of 2009 witnessed by the securities industry has had a dramatic effect on New York and is a large factor in the projected 4.2% decline in state wages for 2009. Total private-sector employment is also projected to decline in 2009.

In addition, the destruction of net wealth attributable to depressed equity and real estate markets is expected to result in a decline in taxable income, which decline is projected to exceed the declines seen following the collapse of the high-tech/Internet bubble and the September 11 attacks. This combination of factors will place further stress on New York’s budgetary outlook in the coming years, particularly in light of the large current-services deficits projected through New York’s 2012-2013 fiscal year.

  Tender Option Bonds Risk — Tender option bonds, residual interest tender option bonds and inverse floaters expose the fund to the same risks as investments in derivatives, as well as risks associated with leverage, described below, especially the risk of increased volatility. An investment in these securities typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal.

4

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P/Investortools Main Municipal Bond Index and the S&P/Investortools New York Municipal Bond Index, which are relevant to the Fund because they have characteristics similar to the Fund's investment strategies, and to that of the Barclays Capital Municipal Bond Index, the Fund’s former primary benchmark. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/prospectus or can be obtained by phone at (800) 882-0052.

Institutional Shares
ANNUAL TOTAL RETURNS
BlackRock New York Municipal Fund
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 5.83% (quarter ended December 31, 2000) and the lowest return for a quarter was –5.79% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2009 was 20.87%.

As of 12/31/08 Average Annual Total Returns	1 Year	5 Years	10 Years

BlackRock New York Municipal Fund — Institutional
Return Before Taxes	–11.07%	0.68%	2.50%
Return After Taxes on Distributions	–11.07%	0.68%	2.50%
Return After Taxes on Distributions and Sale of Shares	–5.58%	1.35%	2.86%

BlackRock New York Municipal Fund — Investor A
Return Before Taxes	–14.98%	–0.43%	1.81%

BlackRock New York Municipal Fund — Investor B
Return Before Taxes	–14.83%	–0.13%	1.99%

BlackRock New York Municipal Fund — Investor C
Return Before Taxes	–12.71%	–0.31%	1.49%

S&P/Investortools Main Municipal Bond Index[1]
(Reflects no deduction for fees, expenses or taxes)	–5.09%	2.35%	4.03%

S&P/Investortools New York Municipal Bond Index[1]
(Reflects no deduction for fees, expenses or taxes)	–3.63%	2.65%	4.23%

Barclays Capital Municipal Bond Index[1,2]
(Reflects no deduction for fees, expenses or taxes)	–2.47%	2.71%	4.26%

[1]

The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month. The S&P/Investortools New York Municipal Bond Index includes all New York bonds in the S&P/Investortools Main Municipal Bond Index. The Barclays Capital Municipal Bond Index is an unmanaged index consists of long-term revenue bonds, pre-funded bonds, general obligation bonds and insured bonds.

[2]	On October 28, 2009, the Fund’s primary benchmark changed from Barclays Capital Municipal Bond Index to the S&P/Investortools Main Municipal Bond Index and the S&P/Investortools New York Municipal Bond Index was added as a secondary benchmark. The S&P/Investortools Main Municipal Bond Index provides a closer representation of the New York Municipal Fund’s investable universe than the Barclays Capital Municipal Bond Index and more accurately reflects the investment strategy of the Fund.

5

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Investment Management, LLC. Where applicable, BlackRock refers also to the Fund’s sub-adviser.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Timothy T. Browse, CFA	2006	Director of BlackRock, Inc.

Theodore R. Jaeckel, CFA	2006	Managing Director of BlackRock, Inc.

Walter O’Connor, CFA	2006	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Investor A and Investor C Shares
		Investor B Shares	Institutional Shares

Minimum Initial	$1,000 for all accounts	Available only through	$2 million for institutions and
Investment	except:	exchanges, dividend	individuals
	•$250 for certain fee-based	reinvestments, and for	Institutional Shares are
	programs	purchase by certain qualified	available to clients of
	•100 for retirement plans	employee benefit	registered investment advisors
	•$50, if establishing		who have $250,000 invested
	Automatic Investment Plan		in the Fund

Minimum Additional	$50 for all accounts except	N/A	No subsequent minimum
Investment	certain retirement plans and
programs may have a lower
minimum

Tax Information

The Fund’s dividends and distributions may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements. The Fund intends to make distributions, most of which will be excludable from gross income for Federal income tax purposes.

6

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

* * *

The Fund’s prospectus and statement of additional information, both dated October 28, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT COMPANY ACT FILE # 811-4375
© BlackRock Advisors, LLC
Investor A Shares CUSIP# 09253A821
Investor B Shares CUSIP# 09253A797
Investor C Shares CUSIP# 09253A789
Institutional Shares CUSIP# 09253A763

7

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock New York Municipal Bond Fund Investor A1 and Investor C1 Shares SUMMARY PROSPECTUS | OCTOBER 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Class	Ticker Symbol

Investor A1 Shares	MDNKX
Investor C1 Shares	MCNKX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus by selecting “All Funds” and clicking on the name of the Fund in the dropdown menu. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated October 28, 2009, are incorporated by reference into this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Overview

Investment Objective

The investment objective of the BlackRock New York Municipal Bond Fund (the “Fund”) is to provide shareholders with income exempt from Federal income tax and New York State and New York City personal income taxes.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional in the “Details about the Share Classes” section on page 14 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-69 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Investor A1 Shares	Investor C1 Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	4.00%	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]

Redemption Fee (as a percentage of amount of redeemed
or exchanged, only within 30 days)	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a	Investor A1	Investor C1
percentage of the value of your investment)	Shares	Shares

Management Fee	0.55%	0.55%

Distribution and/or Service (12b-1) Fees	0.10%	0.60%

Other Expenses	0.24%	0.23%
Interest Expense	0.01%	0.01%
Other	0.23%	0.22%

Acquired Fund Fees and Expenses[3]	0.01%	0.01%

Total Annual Fund Operating Expenses	0.90%	1.39%

[1]	A CDSC of 1.00% is assessed on certain redemptions of Investor A1 Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C1 Shares after one year.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s annual report, which do not include Acquired Fund Fees and Expenses.

2

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A1 Shares	$488	$676	$879	$1,464

Investor C1 Shares	$242	$440	$761	$1,669

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Investor C1 Shares	$142	$440	$761	$1,669

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its assets in investment grade New York municipal bonds. These may be obligations of a variety of issuers including governmental entities in New York and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. The interest on these obligations may not be exempt from the Federal Alternative Minimum Tax. The Fund expects to maintain an average weighted maturity of greater than ten years.

The Fund’s management team may, when consistent with the Fund’s investment goal, buy or sell derivatives, such as options or futures on a security or an index of securities, interest rate transactions, including swaps, for hedging purposes (including anticipatory hedges) or to enhance income. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The Fund may also invest up to 20% of its assets in non-investment grade bonds (high yield or junk bonds); however, the Fund will not invest in bonds that at the time of purchase are in default or that the Fund’s management team believes will be in default.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Call Risk — Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

  Concentration Risk — Concentration risk is the risk that the Fund invests a significant percent of its assets in municipal securities of issuers whose interest is paid solely from revenues of similar projects. This type of concentration exposes the Fund to the legal, governmental and economic risks relating to those projects.

  Credit Risk — Credit risk is the risk that the issuer of a bond will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

3

  Derivatives Risk — Derivatives risks include the possibility that the counterparty may not satisfy its obligations under an instrument, that it may be difficult to sell or otherwise terminate certain derivative instruments in certain circumstances, and that small price movements may be multiplied through derivatives exposure, potentially significantly increasing volatility of the Fund. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

  Junk Bond Risk — Junk bond risk includes heightened risks that issuers may be unable to repay their obligations, the subordination of claims versus other debtholders if an issuer becomes bankrupt, and the lack of liquidity for certain junk bonds.

  Leverage Risk — Leverage risk includes the expenses associated with borrowing, increased volatility of Fund valuation and the possible need to liquidate Fund positions at inopportune times to pay borrowing expenses.

  Liquidity Risk — Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests may go down in value. Selection risk is the risk that the securities selected by Fund management may under-perform the market or other securities selected by other funds. This means you may lose money.

  Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

  State Specific Risk — The Fund will invest primarily in municipal securities issued by or on behalf of the State of New York. As a result, the Fund is more exposed to risks affecting issuers of New York municipal securities than is a municipal securities fund that invests more widely.
New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. New York’s tax revenues are more reliant on the financial sector of the economy than are other states and other regions of the nation. Therefore, the unprecedented decline in profitability since the third quarter of 2009 witnessed by the securities industry has had a dramatic effect on New York and is a large factor in the projected 4.2% decline in state wages for 2009. Total private-sector employment is also projected to decline in 2009.

  In addition, the destruction of net wealth attributable to depressed equity and real estate markets is expected to result in a decline in taxable income, which decline is projected to exceed the declines seen following the collapse of the high-tech/Internet bubble and the September 11 attacks. This combination of factors will place further stress on New York’s budgetary outlook in the coming years, particularly in light of the large current-services deficits projected through New York’s 2012-2013 fiscal year.

  Tender Option Bonds Risk — Tender option bonds, residual interest tender option bonds and inverse floaters expose the fund to the same risks as investments in derivatives, as well as risks associated with leverage, described below, especially the risk of increased volatility. An investment in these securities typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal.

4

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P/Investortools Main Municipal Bond Index and the S&P/Investortools New York Municipal Bond Index, which are relevant to the Fund because they have characteristics similar to the Fund's investment strategies, and to that of the Barclays Capital Municipal Bond Index, the Fund’s former primary benchmark. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/prospectus or can be obtained by phone at (800) 882-0052.

Investor A1 Shares
ANNUAL TOTAL RETURNS
BlackRock New York Municipal Fund
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 5.71% (quarter ended December 31, 2000) and the lowest return for a quarter was –5.81% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2009 was 20.75%.

As of 12/31/08 Average Annual Total Returns	1 Year	5 Years	10 Years

BlackRock New York Municipal Fund — Investor A1
Return Before Taxes	–14.63%	–0.20%	2.00%
Return After Taxes on Distributions	–14.63%	–0.20%	1.99%
Return After Taxes on Distributions and Sale of Shares	–8.00%	0.57%	2.40%

BlackRock New York Municipal Fund — Investor C1
Return Before Taxes	–12.36%	0.10%	1.89%

S&P/Investortools Main Municipal Bond Index[1]
(Reflects no deduction for fees, expenses or taxes)	–5.09%	2.35%	4.03%

S&P/Investortools New York Municipal Bond Index[1]
(Reflects no deduction for fees, expenses or taxes)	–3.63%	2.65%	4.23%

Barclays Capital Municipal Bond Index[1,2]
(Reflects no deduction for fees, expenses or taxes)	–2.47%	2.71%	4.26%

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The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month. The S&P/Investortools New York Municipal Bond Index includes all New York bonds in the S&P/Investortools Main Municipal Bond Index. The Barclays Capital Municipal Bond Index is an unmanaged index consists of long-term revenue bonds, pre-funded bonds, general obligation bonds and insured bonds.

[2]	On October 28, 2009, the Fund’s primary benchmark changed from Barclays Capital Municipal Bond Index to the S&P/Investortools Main Municipal Bond Index and the S&P/Investortools New York Municipal Bond Index was added as a secondary benchmark. The S&P/Investortools Main Municipal Bond Index provides a closer representation of the New York Municipal Fund’s investable universe than the Barclays Capital Municipal Bond Index and more accurately reflects the investment strategy of the Fund.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A1 Shares only, and the after-tax returns for Investor C1 will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Investment Management, LLC. Where applicable, BlackRock refers also to the Fund’s sub-adviser.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Timothy T. Browse, CFA	2006	Director of BlackRock, Inc.

Theodore R. Jaeckel, CFA	2006	Managing Director of BlackRock, Inc.

Walter O’Connor, CFA	2006	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

Investor A1 and Investor C1 Shares generally are no longer available for purchase but continue to be available for dividend and capital gain reinvestment and certain authorized qualified employee benefit plans.

You may redeem shares of the Fund each day the New York Stock Exchange (“NYSE”) is open. You should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds.

Tax Information

The Fund’s dividends and distributions may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements. The Fund intends to make distributions, most of which will be excludable from gross income for Federal income tax purposes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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The Fund’s prospectus and statement of additional information, both dated October 28, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT COMPANY ACT FILE # 811-4375
© BlackRock Advisors, LLC
Investor A1 Shares CUSIP# 09253A813
Investor C1 Shares CUSIP# 09253A771

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